LEASES - Maturity analysis of leases liabilities (Details) $ in Thousands	Feb. 28, 2025 USD ($)
Lessee, Operating Lease, Liability, Payment, Due
February 2026	$ 96,241
February 2027	91,030
February 2028	70,794
February 2029	50,262
February 2030	20,423
Thereafter	100,492
Total future lease payments	429,242
Less: Imputed interest	(95,894)
Present value of operating lease liabilities	333,348
Lease not yet commenced , contracts value	$ 43,972